Operations And Organization	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Operations And Organization [Abstract]
Operations And Organization

1.Operations and Organization

Operations

Rexahn Pharmaceuticals, Inc. (the “Company”), a Delaware corporation, is a biopharmaceutical company whose principal operations have been the development of innovative therapies to improve patient outcomes in cancers that are difficult to treat.  The Company had an accumulated deficit of $166,420,604 at June 30, 2020 and anticipates incurring losses in the foreseeable future.

On June 17, 2020, the Company entered into an Agreement and Plan of Merger and Reorganization (the “Original Merger Agreement,” and as amended on June 29, 2020, the “Merger Agreement”) with Razor Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of the Company (“Merger Sub”), and Ocuphire Pharma Inc., a Delaware corporation (“Ocuphire”), pursuant to which, among other things, and subject to the satisfaction and waiver of certain conditions set forth in the Merger Agreement, Merger Sub will merge with and into Ocuphire, with Ocuphire continuing as a wholly owned subsidiary of the Company and the surviving corporation of the merger (the “Merger”).  See Note 2, Merger Agreement and Pre-Merger Financing, for further information.

The Company believes that its cash and cash equivalents of approximately $9.2 million as of June 30, 2020 will be sufficient to cover its cash flow requirements for its current activities for at least the next 12 months from the date these financial statements were issued, assuming the merger does not close.

Basis of Presentation

The accompanying unaudited condensed financial statements of the Company have been prepared pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) for interim financial information.  Accordingly, they do not include all of the information and footnotes required by accounting principles generally accepted in the United States (“U.S. GAAP”) for complete financial statements.  In the opinion of the Company’s management, all adjustments (consisting of only normal recurring accruals) considered necessary for a fair presentation of the Company’s financial position as of June 30, 2020 and December 31, 2019 and of the results of operations, comprehensive loss, and stockholders’ equity for the three and six months ended June 30, 2020 and 2019 and the cash flows for the six months ended June 30, 2020 and 2019 have been included.  Operating results for the three and six months ended June 30, 2020 are not necessarily indicative of results that may be expected for any other interim period or the full fiscal year ending December 31, 2020. The accompanying unaudited condensed financial statements should be read in conjunction with the audited financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2019 (the “2019 Form 10-K”).  Information included in the condensed balance sheet as of December 31, 2019 has been derived from the Company’s audited financial statements for the year ended December 31, 2019 included in the 2019 Form 10-K.  The unaudited condensed financial statements have been prepared on a basis that assumes the Company will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  These estimates are based on management’s best knowledge of current events and actions the Company may undertake in the future.  Actual results may ultimately differ from these estimates.  These estimates are reviewed periodically, and as adjustments become necessary, they are reported in earnings in the period in which they become available.

COVID-19 Pandemic

The outbreak of the COVID-19 disease, which the World Health Organization declared a pandemic in March 2020, has led to disruption in the global economy and the biopharmaceutical industry. The extent of the COVID-19 pandemic’s impact on the Company’s business, financial condition and results of operations, as well as the Company’s ability to enter into and complete a strategic transaction, is highly uncertain and will depend on various factors, including the duration and scope of the pandemic, restrictions on business and social distancing guidelines that may be requested or mandated by governmental authorities, other actions taken to contain the impact of the pandemic, and impacts on the Company’s ability or the ability of potential strategic partners to access the markets on favorable terms, or at all.

1.Operations and Organization

Rexahn Pharmaceuticals, Inc. (the “Company”), a Delaware corporation, is a biopharmaceutical company whose principal operations are the development of innovative treatments for cancer.  The Company had an accumulated deficit of $163,322,676 at December 31, 2019 and anticipates incurring losses in the foreseeable future.  In September 2019, the Company commenced a process to explore and evaluate strategic alternatives to enhance shareholder value and engaged a financial advisory firm to assist in the process.

The Company believes that its cash, cash equivalents and marketable securities of approximately $12.2 million as of December 31, 2019 will be sufficient to cover its cash flow requirements for its current activities for at least the next 12 months from the date these financial statements were issued.